Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.95367%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,180,809.14

Principal:
Principal Collections	$17,543,965.40
Prepayments in Full	$8,121,605.33
Liquidation Proceeds	$422,330.91
Recoveries	$148,646.15
Sub Total	$26,236,547.79
Collections	$28,417,356.93

Purchase Amounts:
Purchase Amounts Related to Principal	$227,630.84
Purchase Amounts Related to Interest	$1,428.27
Sub Total	$229,059.11

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,646,416.04

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,646,416.04
Servicing Fee	$406,274.59	$406,274.59	$0.00	$0.00	$28,240,141.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,240,141.45
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,240,141.45
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,240,141.45
Interest - Class A-3 Notes	$936,861.27	$936,861.27	$0.00	$0.00	$27,303,280.18
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$26,938,480.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,938,480.18
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$26,738,510.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,738,510.93
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$26,593,368.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,593,368.35
Regular Principal Payment	$24,270,325.45	$24,270,325.45	$0.00	$0.00	$2,323,042.90
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,323,042.90
Residual Released to Depositor	$0.00	$2,323,042.90	$0.00	$0.00	$0.00
Total		$28,646,416.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,270,325.45
Total					$24,270,325.45

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,270,325.45	$47.59	$936,861.27	$1.84	$25,207,186.72	$49.43
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$24,270,325.45	$15.37	$1,646,773.10	$1.04	$25,917,098.55	$16.41

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$241,770,650.48	0.4740601	$217,500,325.03	0.4264712
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$416,710,650.48	0.2639180	$392,440,325.03	0.2485467

Pool Information
Weighted Average APR	5.382%	5.420%
Weighted Average Remaining Term	34.24	33.57
Number of Receivables Outstanding	23,588	22,780
Pool Balance	$487,529,508.82	$460,667,340.68
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$451,655,179.48	$426,981,921.51
Pool Factor	0.2814564	0.2659485

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$33,685,419.17
Targeted Overcollateralization Amount	$68,227,015.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,227,015.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$546,635.66
(Recoveries)		94	$148,646.15
Net Loss for Current Collection Period			$397,989.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9796%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5671%
Second Prior Collection Period			1.0700%
Prior Collection Period			0.6043%
Current Collection Period			1.0074%
Four Month Average (Current and Prior Three Collection Periods)			0.8122%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,466	$14,718,263.65
(Cumulative Recoveries)			$2,372,615.40
Cumulative Net Loss for All Collection Periods			$12,345,648.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7127%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,968.48
Average Net Loss for Receivables that have experienced a Realized Loss			$5,006.35

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	286	$8,084,750.74
61-90 Days Delinquent	0.29%	37	$1,333,075.18
91-120 Days Delinquent	0.04%	7	$206,245.63
Over 120 Days Delinquent	0.16%	25	$723,509.27
Total Delinquent Receivables	2.25%	355	$10,347,580.82

Repossession Inventory:
Repossessed in the Current Collection Period		18	$778,689.24
Total Repossessed Inventory		28	$1,063,098.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2422%
Prior Collection Period			0.2374%
Current Collection Period			0.3029%
Three Month Average			0.2608%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4912%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	October 2025
Payment Date	11/17/2025
Transaction Month	32

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	95	$3,411,894.86
2 Months Extended	132	$4,218,803.55
3+ Months Extended	37	$1,079,932.33

Total Receivables Extended	264	$8,710,630.74
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer